Financial liabilities at amortized cost – payables to network (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities At Amortized Cost Payables To Network
Fair value	$ 305	$ 1,052
Average remuneration rate	0.31%	0.20%